Trade Accounts Receivable, Net (Details) - Schedule of unbilled receivables of concessions corresponds to future collections for public services granted according to the financial model - Unbilled Receivables Concessions [Member] - PEN (S/)
S/ in Thousands
	Dec. 31, 2022	Dec. 31, 2021
Trade Accounts Receivable, Net (Details) - Schedule of unbilled receivables of concessions corresponds to future collections for public services granted according to the financial model [Line Items]
Trade accounts receivable	S/ 323,663	S/ 290,753
Tren Urbano de Lima S.A. [Member]
Trade Accounts Receivable, Net (Details) - Schedule of unbilled receivables of concessions corresponds to future collections for public services granted according to the financial model [Line Items]
Trade accounts receivable	281,487	256,526
Red Vial 5 S.A. [Member]
Trade Accounts Receivable, Net (Details) - Schedule of unbilled receivables of concessions corresponds to future collections for public services granted according to the financial model [Line Items]
Trade accounts receivable	24,072	16,451
Carretera Andina del Sur S.A.C. [Member]
Trade Accounts Receivable, Net (Details) - Schedule of unbilled receivables of concessions corresponds to future collections for public services granted according to the financial model [Line Items]
Trade accounts receivable	12,796	12,667
Carretera Sierra Piura S.A.C. [Member]
Trade Accounts Receivable, Net (Details) - Schedule of unbilled receivables of concessions corresponds to future collections for public services granted according to the financial model [Line Items]
Trade accounts receivable	3,018	4,489
Concesionaria La Chira S.A. [Member]
Trade Accounts Receivable, Net (Details) - Schedule of unbilled receivables of concessions corresponds to future collections for public services granted according to the financial model [Line Items]
Trade accounts receivable	S/ 2,290	S/ 620